INCOME TAXES (Narrative) (Details) - Jul. 31, 2017	USD ($)	CNY (¥)
Operating Loss Carryforwards	$ 2,194,000
Luck Sky Shenzhen [Member]
Operating Loss Carryforwards	$ 432,000	¥ 2,943,000